Annual Fund Operating Expenses - Franklin Templeton Moderately Conservative Model Portfolio	May 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	0.96%	[1]
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.76%	[3]
Class II
Operating Expenses:
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	1.16%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	1.01%	[3]

[1]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[2]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds)) so that the ratio of total annual fund operating expenses will not exceed 0.23% for Class I shares and 0.48% for Class II shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the fund.

[3]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) are higher than the expense cap amounts for Class I and Class II as a result of acquired fund fees and expenses.